Carrying Amount and Accumulated Amortization of Core Deposit Intangible Asset (Detail) (Core Deposits, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Core Deposits
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount, core deposits	$ 812
Accumulated amortization, core deposits	$ 507	$ 388